INVENTORY, NET	12 Months Ended
Sep. 30, 2020
INVENTORY, NET
INVENTORY, NET

NOTE 4 – INVENTORY, NET

Inventories consisted of the following:

	As of	As of
	September 30, 2020	September 30, 2019
Raw materials	$3,241,903	$2,933,891
Work-in-progress	704,991	1,153,558
Finished goods	8,078,288	8,750,350
Inventory valuation allowance	(30,711)	(314,915)
Total inventory	$11,994,471	$12,522,884